ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
Lagou Information Limited
Business Acquisition [Line Items]
Schedule of allocation of the purchase price at the date of acquisition

RMB
Net assets	125,026
Identifiable intangible assets:
Trade names	60,183
Technology	35,979
Goodwill	818,730
Deferred tax liabilities	(14,424)
Redeemable non-controlling interests	(242,900)
Total	782,594